Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2045 Fund - Fidelity Freedom Index 2045 Fund - Investor Class	Sep. 08, 2023
Bar Chart Table:
Annual Return 2013	19.12%
Annual Return 2014	6.60%
Annual Return 2015	(1.55%)
Annual Return 2016	9.41%
Annual Return 2017	20.58%
Annual Return 2018	(7.21%)
Annual Return 2019	26.05%
Annual Return 2020	16.42%
Annual Return 2021	15.95%
Annual Return 2022	(18.24%)